FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]
	As at December 31,
	2024	2023
Copper increase/decrease by US$0.10 per pound[1]	1,270	461

1. The analysis is based on the assumption that the year-end copper price increases/decreases US$0.10 per pound with all other variables held constant. At December 31, 2024, 8.8 million (2023 - 3.5 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2024 of CAD/USD 1.44 (2023 - 1.32) was used in the analysis.

Disclosure of impact on earnings after tax and equity [Table Text Block]
	As at December 31,
	2024	2023
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(3,444)	(3,941)
Lease liabilities	(358)	(189)
Lease related obligations	-	-
Gibraltar equipment loans	(421)	(337)
	(4,223)	(4,467)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	1,206	689

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	As at December 31,
	2024	2023
Cash and equivalents	(9,995)	(5,079)
Accounts receivable	(278)	(1,198)
Copper price option contracts	1,964	98
Accounts payable and accrued liabilities	610	1,950
Senior secured notes	53,227	39,697
Equipment loans	2,452	5,153
Lease liabilities	210	274

Disclosure of maturity analysis for non-derivative financial liabilities [Table Text Block]
	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	129,928	-	-	-
Long-term debt	59,338	118,676	118,676	748,919
PER	-	-	-	648,134
Equipment loans	31,021	46,622	11,743	-
Lease liabilities	8,563	5,415	736	53
Cariboo Consideration Payable	10,000	40,000	27,113	74,888
Florence Copper Stream	-	16,401	21,342	146,518
Florence Royalty Obligation	-	16,790	21,848	153,173
	238,850	243,904	201,458	1,771,685

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets and liabilities designated as FVPL
Derivative asset fuel call options	-	332	-	332
Derivative asset copper put and call options	-	26,568	-	26,568
Performance payments payable	-	-	(36,363)	(36,363)
Florence copper stream	-	-	(67,813)	(67,813)
	-	26,900	(104,176)	(77,276)
Financial assets designated as FVOCI
Marketable securities	895	-	-	895
Investment in private companies	-	-	500	500
Reclamation deposits	1,481	-	-	1,481
	2,376	-	500	2,876
December 31, 2023
Financial assets and liabilities designated as FVPL
Derivative asset copper put and call options	-	3,724	-	3,724
Performance payments payable	-	-	(25,850)	(25,850)
	-	3,724	(25,850)	(22,126)
Financial assets designated as FVOCI
Marketable securities	1,333	-	-	1,333
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	6,696	-	-	6,696
	8,029	-	1,200	9,229

Disclosure of capital management [Table Text Block]
	As at December 31,
	2024	2023
Current portion of long-term debt	32,853	27,658
Long-term debt	764,355	610,233
Cash	(172,732)	(96,477)
Net debt	624,476	541,414
Shareholders' equity	503,222	434,148